STOCKHOLDERS' EQUITY (DEFICIENCY)	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

4. STOCKHOLDERS’ DEFICIENCY

Common and Preferred Stock

As of March 31, 2012 the Company is authorized to issue 100,000,000 shares of common stock at par value of $0.001 per share and the number of shares issued and outstanding was 1,874,175.

As of March 31, 2012, CNS California is authorized to issue 100,000,000 no par value shares of two classes of stock, 80,000,000 of which was designated as common shares and 20,000,000 of which was designated as preferred shares.

As of March 31, 2012, Colorado CNS Response, Inc. is authorized to issue 1,000,000 no par value shares of common stock.

As of March 31, 2012, Neuro-Therapy Clinic, Inc., a wholly-owned subsidiary of Colorado CNS Response, Inc., is authorized to issue ten thousand (10,000) shares of common stock, no par value per share.

On April 25, 2011 we issued 3,123 shares of common stock as payment in lieu of cash for an aggregate amount of $44,000 owed to two vendors who had provided consulting services to the Company. These shares were issued to these vendors, who were also accredited investors, at $14.10 per share. This was based on the quoted closing price of the Company’s stock on March 11, 2011, which was the date that our Board approved this stock issuance.

Stock-Option Plan

On August 3, 2006, CNS California adopted the CNS California 2006 Stock Incentive Plan (the “2006 Plan”). The 2006 Plan provides for the issuance of awards in the form of restricted shares, stock options (which may constitute incentive stock options (ISO) or non-statutory stock options (NSO), stock appreciation rights and stock unit grants to eligible employees, directors and consultants and is administered by the board of directors. A total of 333,334 shares of stock were initially reserved for issuance under the 2006 Plan.

The 2006 Plan initially provided that in any calendar year, no eligible employee or director shall be granted an award to purchase more than 100,000 shares of stock. The option price for each share of stock subject to an option shall be (i) no less than the fair market value of a share of stock on the date the option is granted, if the option is an ISO, or (ii) no less than 85% of the fair market value of the stock on the date the option is granted, if the option is a NSO; provided, however, if the option is an ISO granted to an eligible employee who is a 10% shareholder, the option price for each share of stock subject to such ISO shall be no less than 110% of the fair market value of a share of stock on the date such ISO is granted. Stock options have a maximum term of ten years from the date of grant, except for ISOs granted to an eligible employee who is a 10% shareholder, in which case the maximum term is five years from the date of grant. ISOs may be granted only to eligible employees.

On March 3, 2010, the Board of Directors approved an amendment to the 2006 Plan which increased the number of shares reserved for issuance under the 2006 Plan from 333,334 to 666,667 shares of stock. The amendment also increased the limit on shares issued within a calendar year to any eligible employee or director from 100,000 to 133,333 shares of stock. The amendment was approved by shareholders at the annual meeting held on April 27, 2010.

On March 11, 2011, the Board of Directors also approved an additional grant of 15,834 options to staff members of the Company. The options will vest equally over a 48 month period. The effective grant date for these accredited investors was March 11, 2011 and the exercise price of $14.10 per share was based on the quoted closing share price of the Company’s stock on March 11, 2011.

On March 22, 2012, our Board of Directors approved the CNS Response, Inc. 2012 Omnibus Incentive Compensation Plan (the “2012 Plan”), and approved the grant of options to purchase 42,670 shares of common stock pursuant to such plan at an exercise price of $3.00 per share, including options to purchase 8,334 shares to each of our directors Zachary McAdoo and Maurice DeWald. The 2012 Plan will be submitted for approval to our stockholders at our 2012 Annual Meeting of Stockholders. Absent stockholder approval, the options will be cancelled and the 2012 Plan will not become effective.

As of March 31, 2012, 70,825 options were exercised and there were 566,532 options and 6,132 restricted shares outstanding under the amended 2006 Plan.

Stock-based compensation expense is recognized over the employees’ or service provider’s requisite service period, generally the vesting period of the award. Stock-based compensation expense included in the accompanying statements of operations for the three months ended March 31, 2012 and 2011 is as follows:

	For the three months ended March 31,
	2012	2011
Cost of Neurometric Services revenues	$2,600	$2,600
Research	23,900	69,200
Product Development	17,700	16,900
Sales and marketing	49,100	44,400
General and administrative	241,600	278,000
Total	$334,900	$411,100

	For the six months ended March 31,
	2012	2011
Cost of Neurometric Services revenues	$5,100	$5,100
Research	51,200	141,500
Product Development	34,600	33,900
Sales and marketing	97,900	111,300
General and administrative	481,600	553,500
Total	$670,400	$845,300

Total unrecognized compensation as of March 31, 2012 amounted to $2,340,100.

A summary of stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding at September 30, 2011	524,201	$18.60
Granted	—	—
Exercised	—	—
Forfeited	(339)	14.10
Outstanding at December 31, 2011	523,862	$18.49
Granted	42,670	3.00
Exercised	—	—
Forfeited	—	—
Outstanding at March 31, 2012	566,532	$17.32

Following is a summary of the status of options outstanding at March 31, 2012:

Exercise Price	Number of Shares	Weighted Average Contractual Life	Weighted Average Exercise Price
$ 3.00	42,670	10 years	$3.00
$ 3.60	28,648	10 years	$3.60
$ 3.96	32,928	10 years	$3.96
$ 9.00	4,525	10 years	$9.00
$ 12.00	28,535	10 years	$12.00
$ 14.10	15,495	10 years	$14.10
$ 15.30	1,373	10 years	$15.30
$ 16.50	270,775	10 years	$16.50
$ 17.70	953	10 years	$17.70
$ 24.00	4,667	10 years	$24.00
$ 26.70	32,297	10 years	$26.70
$ 28.80	11,767	10 years	$28.80
$ 32.70	83,790	10 years	$32.70
$ 36.00	8,109	5 years	$36.00
Total	566,532		$17.32

We have entered into agreements on June 3, 2011 with the majority of our option holders pursuant to which holders of options to purchase an aggregate of 439,689 shares of our common stock, at exercise prices ranging from $3.60 per share to $32.70 per share, have agreed to amend their options to permit exercise only in cash and to limit the period during which the options may be exercised post-termination to 90 days (for employees) and twelve months (for consultants).

We have agreed to freeze any further grants or exercises of securities under the 2006 Plan and adopt the 2012 plan, subject to approval by our stockholders, which we expect to seek at a meeting of stockholders.

Warrants to Purchase Common Stock

The warrant activity for the six months ending March 31, 2012 and year ending September 30, 2011 respectively are described as follows:

Warrants	Exercise Price	Issued, Surrendered or Expired in Connection With:
716,810		Warrants outstanding at October 1, 2010
111,100	$9.00	These warrants were issued to eight investors who purchased notes for $2,222,220 pursuant to the October Purchase Agreement described in note 3. These investors included three directors of the Company, Mr. David Jones, Mr. John Pappajohn and Dr. George Kallins, each of whom purchased notes for $250,000 ($750,000 in aggregate) either directly or through an entity that they control.
5,558	$9.90	These warrants were issued to Monarch Capital who acted as placement agents in raising $500,000 from two investors who purchase notes pursuant to the October Purchase agreement described in note 3.
		These warrants were issued to 12 investors who purchased notes for $2,500,000 pursuant to the January Purchase Agreement described in note 3. Of the 12 accredited investors during the January 2011 through April 2011 period, eight have previous relationships with the Company as follows:
138,897	$9.00	1) A January Note in the principal amount of $50,000, and a warrant to purchase 2,778 shares were issued to the Company’s Chief Financial Officer, Paul Buck.

2)  Three January Notes in aggregate principal amount of $562,500, and warrants to purchase 31,251 shares were issued to SAIL Venture Partners, LP, of which David Jones, a director of the Company, is a senior partner of the general partner.

3)  Three January Notes in aggregate principal amount of $437,500, and warrants to purchase 24,307 shares were issued to SAIL 2010 Co-Investment Partners, L.P., an entity likewise affiliated with Mr. Jones.

4)  Two January Notes in aggregate principal amount of $100,000, and a warrant to purchase 5,556 shares were issued to Meyer Proler MD who first invested in 2006 and provides medical consulting services to the Company.

		5) A January Note in the principal amount of $400,000 and a warrant to purchase 22,223 shares were issued to Highland Long/Short Healthcare fund which first invested in the company in October.

6)  A January Note in the principle amount of $150,000 and a warrant to purchase 8,334 shares were issued to Cummings Bay Capital LP which has the same fund manager as the Highland Long/Short Healthcare Fund which first invested Company in October 2010.

		7) A January Note in the principal amount of $200,000 and a warrant to purchase 11,112 shares were issued to Andy Sassine who had first invested in the Company in October 2010.

8)  A January Note in the principal amount of $50,000 and a warrant to purchase 2,778 shares were issued to a trust, the trustee of which is the father-in-law of the Company’s Chief Executive Officer, George Carpenter.

		9) Four January Notes in aggregate amount of $550,000 were issued to new accredited investors together with warrants to purchase 30,558 shares.
10,002	$9.90	These warrants were issued Monarch Capital who acted as placement agents in raising $750,000 from three investors who purchase January Notes pursuant to the January Purchase Agreement described in Note 3 and Antaeus Capital, Inc. who acted as placement agent in raising $150,000 from one investor who is purchased January Notes pursuant to the Note and Warrant Purchase agreement described in Note 3.

Warrants	Exercise Price	Issued, Surrendered or Expired in Connection With:
(1,412)	$0.30	Warrants expired
(565)	$0.30	Warrants were surrendered in a net issue exercise: 539 shares were issued in lieu of cash.
980,390		Warrants outstanding at September 30, 2011
613,782	$3.00	As a result of the issuance of 2011 Bridge Notes at a conversion of $3.00 and associated warrants to purchase common stock at an exercise price of $3.00, the ratchet provision in the October and January Notes was triggered with the resultant adjustment in the number of shares convertible at the lowered conversion price of $3.00 down from $9.00 and the consequential adjustment in the number of warrants issued to the October and January Note Holders.
31,112	$3.00	As mentioned above the ratchet provision in the issued placement agent warrants was also triggered with the resultant adjustment in the number of warrants being issued to the placement agents.
(2,823)	$0.30	Warrants were surrendered in a cash exercise for 2,823 shares.
360,003	$3.00	These warrants were issued to 4 investors who purchased notes for $1,080,000 pursuant to the 2011 Bridge Purchase Agreement described in note 3. Of the 4 accredited investors during the October 2011 through December 2011 period, three have had prior relationships with the Company as follows:
		1) Three 2011 Bridge Notes in aggregate principal amount of $750,000, and warrants to purchase 250,002 shares were issued to John Pappajohn, a director of the Company.
		2) Two 2011 Bridge Notes in aggregate amount of $80,000 were issued to accredited investors, who had previously invested in the Company, together with warrants to purchase 26,667 shares.

3)  A 2011 Bridge Note in the principal amount of $250,000, and a warrant to purchase 83,334 shares were issued to the Zanett Opportunity Fund, an entity affiliated with Zachary McAdoo, who was subsequently appointed a director of the Company.

2,667	$3.00	These warrants were issued to Monarch Capital who acted as placement agents in raising $80,000 from two investors who purchased 2011 Bridge Notes pursuant to the 2011 Bridge Note January Purchase Agreement described in Note 3.
(87,574)	$0.30 to $54.36	Warrants expired
1,897,557		Warrants outstanding at December 31, 2011
336,670	$3.00	These warrants were issued to 8 investors who purchased notes for $920,000 pursuant to the 2011 Bridge Purchase Agreement described in note 3 and a $90,000 unsecured bridge note. Of the 8 accredited investors during the January 2012 through March 2012 period, four have had prior relationships with the Company as follows:
		1) Three 2011 Bridge Notes in aggregate amount of $180,000 were issued to accredited investors, who had previously invested in the Company, together with warrants to purchase 60,001 shares.

2)  A 2011 Bridge Note in the principal amount of $40,000, and a warrant to purchase 13,334 shares were issued to the Zanett Opportunity Fund, an entity affiliated with Zachary McAdoo, who is a director of the Company.

3)  A unsecured Bridge Note in the principal amount of $90,000, and a warrant to purchase 30,000 shares were issued to the Zanett Opportunity Fund, an entity affiliated with Zachary McAdoo, who is a director of the Company.

		4) Four 2011 Bridge Notes in aggregate amount of $700,000 and a warrant to purchase 233,335 shares were issued to four new investors to the company.

Warrants	Exercise Price	Issued, Surrendered or Expired in Connection With:
2,667	$3.00	These warrants were issued to Monarch Capital who acted as placement agents in raising $80,000 from two investors who purchased 2011 Bridge Notes pursuant to the Bridge Note January Purchase Agreement described in Note 3.
15,167	$3.00	These warrants were issued to Innerkip Capital Management who acted as placement agents in raising $650,000 from three investors who purchased 2011 Bridge Notes pursuant to the 2011 Bridge Note January Purchase Agreement described in Note 3.
(57,791)	$1.80	Warrants expired
2,194,270		Warrants outstanding at March 31, 2012

At March 31, 2012, there were warrants outstanding to purchase 2,194,270 shares of the Company’s common stock. The exercise price of the outstanding warrants range from $3.00 to $54.00 with a weighted average exercise price of $4.94. The warrants expire at various times starting 2012 through 2018.

4.	STOCKHOLDERS’ EQUITY

Common and Preferred Stock

As of September 30, 2011 the Company is authorized to issue 100,000,000 shares of common stock at par value of $0.001 per share.

As of September 30, 2011, CNS California is authorized to issue 100,000,000 no par value shares of two classes of stock, 80,000,000 of which was designated as common shares and 20,000,000 of which was designated as preferred shares.

As of September 30, 2011, Colorado CNS Response, Inc. is authorized to issue 1,000,000 no par value shares of common stock.

As of September 30, 2011, Neuro-Therapy Clinic, Inc., a wholly-owned subsidiary of Colorado CNS Response, Inc., is authorized to issue ten thousand (10,000) shares of common stock, no par value per share.

On April 25, 2011 we issued 3,123 shares of common stock as payment in lieu of cash for an aggregate amount of $44,000 owed to two vendors who had provided consulting services to the Company. These shares were issued to these vendors, who were also accredited investors, at $14.10 per share. This was based on the quoted closing price of the Company’s stock on March 11, 2011, which was the date that our Board approved this stock issuance.

Stock-Option Plan

On August 3, 2006, CNS California adopted the CNS California 2006 Stock Incentive Plan (the “2006 Plan”). The 2006 Plan provides for the issuance of awards in the form of restricted shares, stock options (which may constitute incentive stock options (ISO) or non-statutory stock options (NSO), stock appreciation rights and stock unit grants to eligible employees, directors and consultants and is administered by the board of directors. A total of 333,334 shares of stock were initially reserved for issuance under the 2006 Plan.

The 2006 Plan initially provided that in any calendar year, no eligible employee or director shall be granted an award to purchase more than 100,000 shares of stock. The option price for each share of stock subject to an option shall be (i) no less than the fair market value of a share of stock on the date the option is granted, if the option is an ISO, or (ii) no less than 85% of the fair market value of the stock on the date the option is granted, if the option is a NSO; provided, however, if the option is an ISO granted to an eligible employee who is a 10% shareholder, the option price for each share of stock subject to such ISO shall be no less than 110% of the fair market value of a share of stock on the date such ISO is granted. Stock options have a maximum term of ten years from the date of grant, except for ISOs granted to an eligible employee who is a 10% shareholder, in which case the maximum term is five years from the date of grant. ISOs may be granted only to eligible employees.

On March 3, 2010, the Board of Directors approved an amendment to the 2006 Plan which increased the number of shares reserved for issuance under the 2006 Plan from 333,334 to 666,667 shares of stock.  The amendment also increased the limit on shares issued within a calendar year to any eligible employee or director from 100,000 to 133,333 shares of stock.  The amendment was approved by shareholders at the annual meeting held on April 27, 2010.

On March 3, 2010, the Board of Directors also approved the grant of 305,000 options to staff members, directors, advisors and consultants, of which 288,334 were in fact granted.  For staff members the options will vest equally over a 48 month period while for directors, advisors and consultants the options will vest equally over a 36 month period.  The effective grant date for accredited investors was March 3, 2010 and the exercise price of $16.50 per share was based on the quoted closing share price of the Company’s stock at the time of grant.  For non-accredited investors the grant date will be determined at some time after obtaining a permit from the State of California allowing the granting of options to non-accredited investors.  This permit was granted by the State of California in July 2010. No options have been granted to non-accredited investors at this time.

On July 5, 2010, the Board of Directors also approved an additional grant of 26,667 options to a new member of the executive management team, a new member of the board of directors and a new advisor to the Company.  The respective vesting periods are the same as those for the abovementioned March 3, 2010 grants.  The effective grant date for these accredited investors was July 5, 2010 and the exercise price of $12.00 per share was based on the quoted closing share price of the Company’s stock on July 2, 2010 as markets were closed for the 4th of July holiday weekend.

On March 11, 2011, the Board of Directors also approved an additional grant of 15,834 options to staff members of the Company.  The options will vest equally over a 48 month period.  The effective grant date for these accredited investors was March 11, 2011 and the exercise price of $14.10 per share was based on the quoted closing share price of the Company’s stock on March 11, 2011.

As of September 30, 2011, 70,825 options were exercised and there were 524,201 options and 6,132 restricted shares outstanding under the amended 2006 Plan leaving 65,509 shares available for issuance of future awards.

The Company estimates the fair value of each option on the grant date using the Black-Scholes model.  The following assumptions were made in estimating the fair value:

	2011	2010
Annual dividend yield	-	-
Expected life (years)	5	5
Risk-free interest rate	2.04%	1.81%-3.62%
Expected volatility	281%	215%-536%
Fair value of options granted	$0.47	$0.40-$0.54

Stock-based compensation expense is recognized over the employees’ or service provider’s requisite service period, generally the vesting period of the award. Stock-based compensation expense included in the accompanying statements of operations for the year ended September 30, 2011 and 2010 is as follows:

	For the year ended September 30,
	2011	2010
Cost of Neurometric Services revenues	$10,200	$18,000
Research	199,300	280,600
Product Development	67,700	61,000
Sales and marketing	209,000	197,200
General and administrative	1,119,200	745,300
Total	$1,605,400	$1,302,100

Total unrecognized compensation as of September 30, 2011 amounted to $2,893,900.

A summary of stock option activity is as follows:

	Number of Shares	WeightedAverage Exercise Price
Outstanding at September 30, 2009	222,098	$22.80
Granted	315,000	16.20
Exercised	-	-
Forfeited	(14,702)	24.30
Outstanding at September 30, 2010	522,396	$18.60
Granted	15,834	14.10
Exercised	-	-
Forfeited	(14,029)	14.10
Outstanding at September 30, 2011	524,201	$19.88

Following is a summary of the status of options outstanding at September 30, 2011:

Exercise Price	Number of Shares	Weighted Average Contractual Life	Weighted Average Exercise Price	Vested at September 30, 2011	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value at September 30, 2011

$3.60	28,648	10 years	$3.60	28,648	4.9	$111,700
$3.96	32,928	10 years	$3.96	32,928	4.9	116,600
$9.00	4,525	10 years	$9.00	4,525	5.1	-
$17.70	953	10 years	$17.70	953	4.9	-
$24.00	4,667	10 years	$24.00	4,667	6.2	-
$26.70	32,297	10 years	$26.70	32,297	6.0	-
$28.80	11,767	10 years	$28.80	11,767	6.5	-
$32.70	83,790	10 years	$32.70	83,790	5.9	-
$36.00	8,109	5 years	$36.00	8,109	0.9	-
$12.00	28,535	10 years	$12.00	11,415	8.8	-
$14.10	15,834	10 years	$14.10	2,310	9.4	-
$15.30	1,373	10 years	$15.30	1,373	7.0	-
$16.50	270,775	10 years	$16.50	117,669	8.4	-
Total	524,201		$19.88	340,451	7.3	$228,300

We have entered into agreements on June 3, 2011 with the majority of our option holders pursuant to which holders of options to purchase an aggregate of 439,689 shares of our common stock, at exercise prices ranging from $3.60 per share to $32.70 per share, have agreed to amend their options to permit exercise only in cash and to limit the period during which the options may be exercised post-termination to 90 days (for employees) and twelve months (for consultants).

We have agreed to freeze any further grants or exercises of securities under the 2006 Plan and adopt a new stock incentive plan subject to and in connection with the completion of this proposed offering. The new plan, which we refer to as the 2011 Stock Incentive Plan, would be subject to approval by our stockholders, which we expect to seek at a meeting of stockholders to be called as soon as practicable following completion of the proposed offering.

Warrants to Purchase Common Stock

The warrant activity for the years ending September 30, 2011 and 2010 respectively are described as follows:

Warrants	Exercise Price	Issued, Surrendered or Expired in Connection With:
517,906		Warrants outstanding at October 1, 2009
196,451	$9.00	Warrants issued in second, third and fourth closing of the 2009 private placement transaction of 392,889 shares at $9.00 with 50% warrant coverage as described in Note 3.
40,009	$9.90	Warrants issued to lead and secondary placement agents for private placement as described in Note 3.
(111,112)	$9.00	Warrants surrendered in a net issue exercise and 2,456,126 shares were issued in lieu of cash.
16,668	$9.00	Warrants granted to individual staff members of Equity Dynamics, Inc. a Company owned by Mr. Pappajohn, for their efforts in providing consulting services associated with the Company’s financing activities.
28,428	$9.00	Warrants issued to Mr. John Pappajohn, a Director of the Company, pursuant to the October Note and Warrant Purchase agreement described in note 3; whereby two outstanding convertible notes of $250,000 each, issued on June 3 and July 25, 2010 respectively, and 250,000 outstanding warrants issued on July 25, 2010, with an exercise price of $15.00, were cancelled and exchanged on October 1, 2010 for two October Notes of $250,000 each plus unpaid interest and warrants to purchase 28,428 shares of common stock.
8,538	$9.00	Warrants issued to Deerwood Partners, LLC which is controlled by Dr. George Kallins, a Director of the Company, pursuant to the October Note and Warrant Purchase Agreement described in note 3; whereby two Deerwood Notes of $125,000 each, issued on July 5 and August 20, 2010 respectively, and 2,500 outstanding warrants issued on August 20, 2010, with an exercise price of $16.80 were, cancelled and exchanged on November 3, 2010 for two October Notes of $125,000 each plus unpaid interest and warrants to purchase 8,538 shares of common stock.
8,538	$9.00	Warrants issued to Deerwood Holdings, LLC which is controlled by Dr. George Kallins, a Director of the Company, pursuant to the October Note and Warrant Purchase Agreement described in note 3; whereby the two Deerwood Notes of $125,000 each, issued on July 5 and August 20, 2010 respectively, and 2,500 outstanding warrants issued on August 20, 2010, with an exercise price of $16.80, were cancelled and exchanged on November 3, 2010 for two October notes of $125,000 each plus unpaid interest and warrants to purchase 8,538 shares of common stock.
11,384	$9.00	Warrants issued to SAIL, of which Mr. David Jones, a Director of the Company, is a senior partner of the general partner. SAIL had undertaken to guarantee the four abovementioned Deerwood notes which were issued on July 5 and August 20, 2010. For this guarantee SAIL was issued 3,334 warrants on August 20, 2010 with an exercise price of $16.80. Upon the cancellation and exchange of the Deerwood Notes on November 3, 2010, SAIL undertook to guarantee the four replacement October Notes, in exchange for the cancellation of the SAIL’s 3,334 outstanding warrants which were replaced with new warrants in the amount of 11,384.
716,810		Warrants outstanding at September 30, 2010
111,100	$9.00	These warrants were issued to eight investors who purchased notes for $2,222,220 pursuant to the October Purchase Agreement described in note 3. These investors included three directors of the Company, Mr. David Jones, Mr. John Pappajohn and Dr. George Kallins, each of whom purchased notes for $250,000 ($750,000 in aggregate) either directly or through an entity that they control.
5,558	$9.90	These warrants were issued to Monarch Capital who acted as placement agents in raising $500,000 from two investors who purchase notes pursuant to the October Purchase agreement described in note 3.

		These warrants were issued to 12 investors who purchased notes for $2,500,000 pursuant to the January Purchase Agreement described in note 3. Of the 12 accredited investors during the January 2011 through April 2011 period, eight have previous relationships with the Company as follows:
		1) A January Note in the principal amount of $50,000, and a warrant to purchase 2,778 shares were issued to the Company’s Chief Financial Officer, Paul Buck.
		2) Three January Notes in aggregate principal amount of $562,500, and warrants to purchase 31,251 shares were issued to SAIL Venture Partners, LP, of which David Jones, a director of the Company, is a senior partner of the general partner.
		3) Three January Notes in aggregate principal amount of $437,500, and warrants to purchase 24,307 shares were issued to SAIL 2010 Co-Investment Partners, L.P., an entity likewise affiliated with Mr. Jones.
		4) Two January Notes in aggregate principal amount of $100,000, and a warrant to purchase 5,556 shares were issued to Meyer Proler MD who first invested in 2006 and provides medical consulting services to the Company.
		5) A January Note in the principal amount of $400,000 and a warrant to purchase 22,223 shares were issued to Highland Long /Short Healthcare fund which first invested in the company in October.
		6) A January Note in the principle amount of $150,000 and a warrant to purchase 8,334 shares were issued to Cummings Bay Capital LP which has the same fund manager as the Highland Long/Short Healthcare Fund which first invested Company in October 2010.
		7) A January Note in the principal amount of $200,000 and a warrant to purchase 11,112 shares were issued to Andy Sassine who had first invested in the Company in October 2010.
		8) A January Note in the principal amount of $50,000 and a warrant to purchase 2,778 shares were issued to a trust, the trustee of which is the father-in-law of the Company’s Chief Executive Officer, George Carpenter.
138,897	$9.00	9) Four January Notes in aggregate amount of $550,000 were issued to new accredited investors together with warrants to purchase 30,558 shares.
10,002	$9.90	These warrants were issued Monarch Capital who acted as placement agents in raising $750,000 from three investors who purchase January Notes pursuant to the January Purchase Agreement described in Note 3 and Antaeus Capital, Inc. who acted as placement agent in raising $150,000 from one investor who is purchased January Notes pursuant to the Note and Warrant Purchase agreement described in Note 3.
(1,412)	$0.30	Warrants expired
(565)	$0.30	Warrants were surrendered in a net issue exercise: 539 shares were issued in lieu of cash.
980,390		Warrants outstanding at September 30, 2011

At September 30, 2011, there were warrants outstanding to purchase 980,390 shares of the Company’s common stock.  The exercise price of the outstanding warrants range from $0.30 to $54.36 with a weighted average exercise price of $14.70.  The warrants expire at various times 2011 through 2018.